Annual Fund Operating Expenses - Invesco BulletShares 2022 Corporate Bond ETF - ETF	Dec. 17, 2021
Operating Expenses:
Management Fees	0.10%
Other Expenses	none
Total Annual Fund Operating Expenses	0.10%